Significant Accounting Policies: Property and Equipment, Policy: Schedule of Depreciation Term, Property and Equipment (Details)	12 Months Ended
Dec. 31, 2013
Leasehold Improvements
Property, Plant and Equipment, Useful Life	39 years
Computer Equipment | Minimum
Property, Plant and Equipment, Useful Life	3 years
Computer Equipment | Maximum
Property, Plant and Equipment, Useful Life	5 years
Equipment | Minimum
Property, Plant and Equipment, Useful Life	5 years
Equipment | Maximum
Property, Plant and Equipment, Useful Life	10 years
Vehicles
Property, Plant and Equipment, Useful Life	5 years